Net Other Operating Income and Expenses - Summary of Other Operating Income and Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Gains on financial instruments at fair value through other comprehensive income:
Gains on redemption of financial instruments at fair value through other comprehensive income	₩ 2		₩ 351	₩ 796
Gains on disposal of financial instruments at fair value through other comprehensive income	126,710		304,217	222,371
Sub-total	126,712		304,568	223,167
Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost	136,620		180,038	80,746
Gains on redemption of securities measured at amortized cost	126		0	0
Gains on disposal of securities measured at amortized cost	41		229	0
Sub-total	136,787		180,267	80,746
Gains on loans measured at fair value through other comprehensive income:
Gains on sale of loans measured at fair value through other comprehensive income	226		0	0
Sub-total	226		0	0
Gain on foreign exchange transactions	3,878,089		3,634,987	2,183,703
Dividend income	33,805		45,125	54,768
Others	753,575		591,798	321,244
Other Operating Income	4,929,194		4,756,745	2,863,628
Losses on financial instruments at fair value through other comprehensive income:
Losses on redemption of financial instruments at fair value through other comprehensive income	2,172		320	0
Losses on disposal of financial instruments at fair value through other comprehensive income	222,512		19,159	16,975
Sub-total	224,684		19,479	16,975
Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost	14,669		16,061	19,439
Losses on redemption of securities measured at amortized cost	6		0	0
Losses on disposal of securities measured at amortized cost	2		6,513	0
Sub-total	14,677		22,574	19,439
Losses on foreign exchange transactions	3,570,783		3,530,618	1,970,294
Deposit insurance fee	550,677		507,621	469,015
Credit guarantee fund fee	263,297		242,216	213,911
Depreciation expenses of operating lease assets	602,908		423,684	247,374
Others	1,625,735		1,510,483	989,944
Total other operating expenses	6,852,761		6,256,675	3,926,952
Net other operating expenses	₩ (1,923,567)	$ (1,622,579)	₩ (1,499,930)	₩ (1,063,324)